Dividends	12 Months Ended
Dec. 31, 2020
Interim Financial Reporting [Abstract]
Dividends

23. DIVIDENDS

During the year ended December 31, 2020, the Company did not pay out dividends.

During the year ended December 31, 2019, the Company paid the following dividends on its common shares:

Ex-dividend date	Record date	Payment date	Per share amount
March 18, 2019	March 29, 2019	April 18, 2019	$0.035
August 29, 2019	August 30, 2019	September 13, 2019	$0.035